Research and Development Expenses	6 Months Ended
Jun. 30, 2026
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

17. RESEARCH AND DEVELOPMENT EXPENSES

For the six months ended June 30, 2026 and 2025, the Company incurred research and development expenses primarily with related parties.

In June 2024, the Company entered into an exclusive license agreement with 3D Global Biotech Inc. (a related party in which the CEO holds approximately 12.8764% equity interest) for global patent and know-how related to contact lens technology for a total consideration of $5,000,000 (including VAT). In June 2024, the Company paid $1,000,000 including VAT or $952,381 net of VAT to 3D Global for the patent, formula and know-how of the technology. The Company is also obligated to pay a royalty of 10% of the sales of the products generated from 3D Global Patent to 3D Global on a quarterly basis.

For the six months ended June 30, 2026 and 2025, the Company recorded $1,160,000 and $790,000 (including VAT), respectively as research and development costs charged from 3D Global.

In June 2024, the Company licensed methylation analysis technology for pancreatic cancer from EG BioMed Co., Ltd. (a related party in which the CEO is a director and holds 45.3% equity interest) for NTD 60,000,000 ($1,830,000), and the Company is obligated to pay a royalty of 7% of sales generated from the EG BioMed Patent to EG BioMed on a quarterly basis.

For the six months ended June 30, 2026 and 2025, the Company incurred nil and $16,071, respectively, for the research and development expenses for the pancreatic cancer early detection service licensed patent and $3,889 and nil, respectively, for the research and development expenses for the Breast Cancer Patent.

As of June 30, 2026, the Company has not capitalized any development cost.